Note 17 - Fair Value of Financial Instruments (Tables)	9 Months Ended
Jul. 31, 2026
Statement Line Items [Line Items]
Disclosure of detailed information about financial instruments [text block]
(thousands of Canadian dollars)
	July 31, 2026					October 31, 2025
	Carrying Value	Fair value Level 1	Fair Value Level 2	Fair Value Level 3	Total Fair Value	Carrying Value	Fair value Level 1	Fair Value Level 2	Fair Value Level 3	Total Fair Value

Assets
Cash
Amortized cost	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
FVOCI	-	-	-	-	-	-	-	-	-	-
FVTPL	490,049	490,049	-	-	490,049	581,710	581,710	-	-	581,710
Securities
Amortized cost	-	-	-	-	-	-	-	-	-	-
FVOCI	134,178	134,178	-	-	134,178	80,923	80,923	-	-	80,923
FVTPL	-	-	-	-	-	-	-	-	-	-
Credit assets
Amortized cost	6,161,542	-	-	6,171,345	6,171,345	5,066,378	-	-	5,050,931	5,050,931
FVOCI	-	-	-	-	-	-	-	-	-	-
FVTPL	-	-	-	-	-	-	-	-	-	-
Derivative instruments
Amortized cost	-	-	-	-	-	-	-	-	-	-
FVOCI	-	-	-	-	-	-	-	-	-	-
FVTPL	2,265	-	2,265	-	2,265	-	-	-	-	-
Other financial assets
Amortized cost	-	-	-	-	-	-	-	-	-	-
FVOCI	-	-	-	-	-	953	-	-	953	953
FVTPL	-	-	-	-	-	-	-	-	-	-

Liabilities
Deposits
Amortized cost	$5,909,865	$-	$-	$5,887,993	$5,887,993	$4,860,863	$-	$-	$4,918,431	$4,918,431
FVOCI	-	-	-	-	-	-	-	-	-	-
FVTPL	-	-	-	-	-	-	-	-	-	-
Subordinated notes payable
Amortized cost	103,793	-	99,957	-	99,957	103,516	-	99,878	-	99,878
FVOCI	-	-	-	-	-	-	-	-	-	-
FVTPL	-	-	-	-	-	-	-	-	-	-
Derivative instruments
Amortized cost	-	-	-	-	-	-	-	-	-	-
FVOCI	-	-	-	-	-	-	-	-	-	-
FVTPL	-	-	-	-	-	416	-	416	-	416
Other financial liabilities
Amortized cost	293,441	-	-	293,441	293,441	310,874	-	-	310,874	310,874
FVOCI	-	-	-	-	-	-	-	-	-	-
FVTPL	-	-	-	-	-	-	-	-	-	-